Risk Management - Summary of Information About Significant Unobservable Inputs Used for Assets at Fair Value Classified as Level 3 (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 2,954,779,000,000	¥ 2,653,350,000,000
Fair value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	988,614,000,000	926,706,000,000
Fair value of liabilities	4,566,000,000	2,541,000,000
Fair value [member] | Significant unobservable inputs level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	179,248,000,000	147,099,000,000
Fair value of liabilities	1,877,000,000
Fair value [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 34,388,000,000	24,884,000,000
Valuation techniques used in fair value measurement assets	Comparable companies approach
Inputs used in fair value measurement assets	Liquidity discount
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to the liquidity discount
Fair value [member] | Significant unobservable inputs level 3 [member] | Net asset value [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 23,976,000,000	21,215,000,000
Valuation techniques used in fair value measurement assets	Net Asset Value method
Inputs used in fair value measurement assets	N/A
Relationships between fair value assets and unobservable inputs	N/A
Fair value [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 37,847,000,000	36,530,000,000
Valuation techniques used in fair value measurement assets	Discounted cash flow method
Inputs used in fair value measurement assets	Weighted average cost of capital
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to weighted average cost of capital
Fair value [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 79,248,000,000	57,333,000,000
Valuation techniques used in fair value measurement assets	Discounted cash flow method
Inputs used in fair value measurement assets	Weighted average cost of capital
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to weighted average cost of capital
Fair value [member] | Significant unobservable inputs level 3 [member] | Derivative financial liabilities [member] | Comparable companies approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of liabilities	¥ (1,877,000,000)	¥ 0
Valuation techniques used in fair value measurement liabilities	Comparable companies approach	Comparable companies approach
Inputs used in fair value measurement liabilities	Liquidity discount
Interest rate significant unobservable inputs liabilities	11.00%
Relationships between fair value liabilities and unobservable inputs	The fair value is inversely related to the liquidity discount
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	5.00%	6.00%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	3.80%	3.80%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	4.00%	4.00%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	25.00%	25.00%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	7.50%	7.50%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	6.60%	6.60%